INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense consisted of the following components:

(Dollars in thousands)	2020	2019	2018
Current expense
Federal	$34,632	$31,343	$34,330
State	2,349	854	1,029
Total current expense	36,981	32,197	35,359
Deferred expense (benefit)
Federal	(8,624)	10,946	4,675
State	244	1,644	1,592
Total deferred expense (benefit)	(8,380)	12,590	6,267
Income tax expense	$28,601	$44,787	$41,626

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the federal income tax rates applied to income before income taxes and the effective rates were due to the following:

(Dollars in thousands)	2020	2019	2018
Income taxes computed at federal statutory rate (21%) on income before income taxes	$38,726	$51,001	$44,986
Benefit from tax-exempt income	(5,901)	(5,964)	(4,499)
Tax credits	(13,064)	(10,075)	(5,439)
Basis reduction on tax credit	657	738	0
Tax expense (benefit) of equity compensation	340	(140)	(565)
State income taxes, net of federal tax benefit	2,049	1,973	2,070
Affordable housing investments	6,635	5,825	4,725
Other	(841)	1,429	348
Income tax expense	$28,601	$44,787	$41,626

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The major components of the temporary differences that gave rise to deferred tax assets and liabilities at December 31, 2020, and 2019, were as follows:

(Dollars in thousands)	2020	2019
Deferred tax assets
Allowance for credit losses	$39,671	$13,011
Fair value adjustments on business combinations	3,870	6,470
Deferred compensation	235	228
Postretirement benefits other than pension liability	684	666
Accrued stock-based compensation	1,654	1,296
OREO write-downs	8	162
Interest on nonaccrual loans	1,712	548
Accrued expenses	5,647	4,708
State net operating loss	1,959	2,792
Leasing liability	16,947	14,806
Reserve for unfunded commitments	2,854	133
Deferred loan fees and costs	1,691	0
Other	577	683
Total deferred tax assets	77,509	45,503

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(11,923)	(10,970)
FHLB and FRB stock	(4,043)	(4,043)
Mortgage-servicing rights	(2,925)	(2,435)
Leasing activities	(6,661)	(7,349)
Retirement obligation	(10,984)	(8,511)
Intangible assets	(13,942)	(11,647)
Deferred loan fees and costs	0	(1,100)
Prepaid expenses	(619)	(623)
Limited partnership investments	(2,471)	(2,249)
Net unrealized gains on investment securities	(20,253)	(11,359)
Foreign exchange deferred income	(2,080)	(2,845)
ASU 2016-01 unrealized gain/loss-equity securities	(2,179)	(128)
Right of use assets	(15,053)	(13,354)
Other	(2,035)	(1,920)
Total deferred tax liabilities	(95,168)	(78,533)
Total net deferred tax liability	$(17,659)	$(33,030)

Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Table Text Block]	A progression of gross unrecognized tax benefits as of December 31, 2020 and 2019 is as follows:

(Dollars in thousands)	2020	2019
Balance at beginning of year	$3,006	$3,735
Settlements	(620)	(729)
Balance at end of year	$2,386	$3,006